Income Taxes (Details) - Schedule of a Reconciliation of Income Tax Expense	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of a Reconciliation of Income Tax Expense [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	28.10%	7.10%	2.80%	5.20%	3.70%
Permanent difference	4.30%	0.10%		(0.10%)	1.10%
Exemption rendered by local authorities	1.00%	2.20%
Effective tax rate	58.40%	34.40%	34.30%	24.20%	24.50%